                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 33-11235
                                                             File No. 811-4977


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [x]

      Pre-Effective Amendment No.                                     [ ]
                                   ____

      Post-Effective Amendment No.   32                               [x]
                                   ____

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]

      Amendment No.   32
                      ____



                             VOYAGEUR INSURED FUNDS
________________________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


              One Commerce Square, Philadelphia, Pennsylvania 19103
________________________________________________________________________________

               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (800) 523-1918
                                                                 ______________

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
________________________________________________________________________________
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            October 31, 2001
                                                                ________________

It is proposed that this filing will become effective:


   ___  immediately upon filing pursuant to paragraph (b)

    X
   ___  on October 31, 2001 pursuant to paragraph (b)

   ___  60 days after filing pursuant to paragraph (a)(1)

   ___  on (date) pursuant to paragraph (a)(1)

   ___  75 days after filing pursuant to paragraph (a)(2)

   ___  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate:

      _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Insured Funds, as successor issuer of Voyageur Insured Funds, Inc., is filing this amendment to the registration statement of Voyageur Insured Funds, Inc. and expressly adopts the registration statement of Voyageur Insured Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 32 to Registration File No. 33-11235 includes the following:

      1.    Facing Page

      2.    Contents Page

      3.    Part A - Prospectus (1)

      4.    Part B - Statement of Additional Information (1)

      5.    Part C - Other Information (2)

      6.    Signatures

      7.    Exhibits

This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Delaware Minnesota Insured Fund - Delaware Minnesota Insured Fund A Class, Delaware Minnesota Insured Fund B Class, Delaware Minnesota Insured Fund C Class; and Delaware Tax-Free Arizona Insured Fund - Delaware Tax-Free Arizona Insured Fund A Class, Delaware Tax-Free Arizona Insured Fund B Class, Delaware Tax-Free Arizona Insured Fund C Class.


      (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.


      (2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

                                     PART C

                                Other Information


Item 23.    Exhibits

            (a)   Agreement and Declaration of Trust.

                  (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

            (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

            (c)   Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (2) By-Laws. Article II of By-Laws attached as incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

            (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference Post-Effective Amendment No. 31 filed October 30, 2000.

            (e)   (1)   Distribution Agreement.

                        (i)   Executed Distribution Agreement (April 19,
                              2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund attached as Exhibit.

                        (ii) Executed Financial Intermediary Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

                  (2)   Administration and Service Agreement.   Form of
                        Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                  (3) Dealer's Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

                  (4) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

            (f)   Inapplicable.


            (g) Custodian Agreement. Executed Custodian Agreement (November 1, 2000) between Mellon Bank N.A. and the Registrant attached as an Exhibit.

            (h)   Other Material Contracts.

                  (1)   Executed Shareholder Services Agreement (April 19,
                        2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                  (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

             (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

            (j)   Consent of Auditors. Attached as Exhibit.

            (k)   Inapplicable.

            (l) Letter of Investment Intent. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on April 20, 1987.

            (m) Plans under Rule 12b-1. Plan of Distribution under Rule 12b-1 for Class A, B and C Shares on behalf of each Series attached as Exhibit.

            (n)   Plan under Rule 18f-3.  Attached as Exhibit.

            (o)   Inapplicable.

            (p)   Codes of Ethics.

                  (1) Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

                  (2) Delaware Management Business Trust and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

                  (3)   Lincoln Financial Distributors, Inc. attached as
                        Exhibit.

            (q)   Trustees' Power of Attorney.  Attached as Exhibit.

Item 24.    Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

Item 26.    Business and Other Connections of Investment Adviser.
            Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax Free Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a). Incorporated into this filing by reference to Post-Effective
            Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 26 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2001.

Item 28. Location of Accounts and Records. All accounts and records are maintained at One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.


Item 29.    Management Services.  None.

Item 30.    Undertakings.  Inapplicable.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of October, 2001.

                                                VOYAGEUR INSURED FUNDS

                                                By: /s/ Charles E. Haldeman, Jr.
                                                    ____________________________
                                                        Charles E. Haldeman, Jr.
                                                               Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

   Signature                            Title                                 Date
   _________                            _____                                 ____
/s/ David K. Downes              President/Chief Executive             October 26, 2001
_______________________          Officer/ Chief Operating
David K. Downes                  Officer/Chief Financial Officer
                                 (Principal Executive Officer,
                                 Principal Financial Officer and
                                 Principal Accounting Officer) and
                                 Trustee

/s/ Walter P. Babich  *          Trustee                               October 26, 2001
_______________________
Walter P. Babich

/s/ John H. Durham    *          Trustee                               October 26, 2001
_______________________
John H. Durham

/s/ Anthony D. Knerr  *          Trustee                               October 26, 2001
_______________________
Anthony D. Knerr

/s/ Ann R. Leven      *          Trustee                               October 26, 2001
_______________________
Ann R. Leven

/s/ Thomas F. Madison *          Trustee                               October 26, 2001
_______________________
Thomas F. Madison

/s/ Janet L. Yeomans  *          Trustee                               October 26, 2001
_______________________
Janet L. Yeomans


                                 *By: /s/ Charles E. Haldeman, Jr.
                                      _________________________
                                      Charles E. Haldeman, Jr.
                                      As Attorney-in-Fact for
                                      each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549












                                    Exhibits

                                       to

                                    Form N-1A






             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.      Exhibit
-----------      -------
EX-99.E1i        Executed Distribution Agreement (April 19, 2001) between Delaware
                 Distributors, L.P. and the Registrant on behalf of each Fund

EX-99.E1iii      Executed Financial Intermediary Distribution Agreement (January
                 1, 2001) between Delaware Distributors, L.P. and Lincoln
                 Financial Distributors, Inc. on behalf of the Registrant

EX-99.G          Executed Custodian Agreement (November 1, 2000) between Mellon
                 Bank N.A. and the Registrant

EX-99.H1         Executed Shareholder Services Agreement (April 19, 2001) between
                 Delaware Service Company, Inc. and the Registrant on behalf of each Fund

EX-99.J          Consent of Auditors

EX-99.M          Plans under Rule 12b-1

EX-99.N          Plan under Rule 18f-3

EX-99.P3         Code of Ethics for Lincoln Financial Distributors, Inc.

EX-99.Q          Trustees' Power of Attorney
